Quarterly Holdings Report
for

Fidelity® Mega Cap Stock Fund

March 31, 2021

GII-QTLY-0521
1.799848.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
COMMUNICATION SERVICES - 13.1%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	290,376	$16,885,364
Entertainment - 5.3%
Activision Blizzard, Inc.	86,341	8,029,713
Nintendo Co. Ltd. ADR	181,800	12,871,440
The Walt Disney Co. (a)(b)	205,499	37,918,675
Vivendi SA	559,699	18,371,363
		77,191,191
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (a)	18,100	37,331,612
Class C (a)	17,800	36,821,614
Facebook, Inc. Class A (a)	8,500	2,503,505
		76,656,731
Media - 1.4%
Comcast Corp. Class A	389,497	21,075,683

TOTAL COMMUNICATION SERVICES		191,808,969

CONSUMER DISCRETIONARY - 4.7%
Automobiles - 0.5%
General Motors Co.	132,000	7,584,720
Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc. Class A	14,300	2,117,973
Household Durables - 1.2%
Sony Corp. sponsored ADR	169,500	17,968,695
Internet & Direct Marketing Retail - 1.5%
The Booking Holdings, Inc. (a)	9,343	21,767,695
Specialty Retail - 1.3%
Lowe's Companies, Inc.	100,711	19,153,218

TOTAL CONSUMER DISCRETIONARY		68,592,301

CONSUMER STAPLES - 4.2%
Beverages - 2.8%
Anheuser-Busch InBev SA NV ADR (c)	132,107	8,302,925
Diageo PLC	501,833	20,616,061
Keurig Dr. Pepper, Inc. (c)	221,700	7,619,829
The Coca-Cola Co.	87,600	4,617,396
		41,156,211
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	2,000	704,960
Sysco Corp. (b)	187,599	14,771,545
Walmart, Inc.	5,400	733,482
		16,209,987
Food Products - 0.1%
Mondelez International, Inc.	9,200	538,476
Household Products - 0.1%
Procter & Gamble Co.	12,800	1,733,504
Tobacco - 0.1%
Altria Group, Inc.	27,100	1,386,436

TOTAL CONSUMER STAPLES		61,024,614

ENERGY - 7.8%
Oil, Gas & Consumable Fuels - 7.8%
Canadian Natural Resources Ltd. (c)	398,800	12,310,956
Exxon Mobil Corp.	1,053,287	58,805,013
Hess Corp.	352,616	24,951,108
Phillips 66 Co.	140,500	11,456,370
Royal Dutch Shell PLC Class B sponsored ADR	197,100	7,259,193
		114,782,640
FINANCIALS - 16.1%
Banks - 14.0%
Bank of America Corp. (b)	1,647,361	63,736,397
JPMorgan Chase & Co. (b)	372,230	56,664,573
PNC Financial Services Group, Inc.	87,231	15,301,190
U.S. Bancorp (b)	206,012	11,394,524
Wells Fargo & Co.	1,488,221	58,144,794
		205,241,478
Capital Markets - 0.3%
Charles Schwab Corp.	68,000	4,432,240
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	102,100	26,083,487

TOTAL FINANCIALS		235,757,205

HEALTH CARE - 11.8%
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	494,724	19,121,083
Danaher Corp.	7,300	1,643,084
Medtronic PLC	166,296	19,644,546
		40,408,713
Health Care Providers & Services - 2.5%
Cigna Corp.	45,862	11,086,680
UnitedHealth Group, Inc.	67,498	25,113,981
		36,200,661
Pharmaceuticals - 6.5%
Bayer AG	118,518	7,510,838
Bristol-Myers Squibb Co.	350,899	22,152,254
Eli Lilly & Co.	19,900	3,717,718
GlaxoSmithKline PLC sponsored ADR	397,333	14,180,815
Johnson & Johnson	173,013	28,434,687
Roche Holding AG (participation certificate)	19,758	6,400,474
Sanofi SA sponsored ADR	273,573	13,530,921
		95,927,707

TOTAL HEALTH CARE		172,537,081

INDUSTRIALS - 14.8%
Aerospace & Defense - 2.6%
Airbus Group NV	59,200	6,714,308
Raytheon Technologies Corp.	133,730	10,333,317
The Boeing Co.	79,600	20,275,712
		37,323,337
Air Freight & Logistics - 1.8%
United Parcel Service, Inc. Class B	153,779	26,140,892
Electrical Equipment - 0.6%
Rockwell Automation, Inc.	35,400	9,396,576
Industrial Conglomerates - 7.2%
3M Co.	3,600	693,648
General Electric Co. (b)	7,677,339	100,803,460
Siemens AG sponsored ADR	43,179	3,553,459
		105,050,567
Machinery - 2.6%
Caterpillar, Inc.	86,000	19,940,820
Deere & Co.	35,800	13,394,212
Epiroc AB (B Shares)	220,300	4,589,662
		37,924,694

TOTAL INDUSTRIALS		215,836,066

INFORMATION TECHNOLOGY - 17.7%
IT Services - 3.7%
Fidelity National Information Services, Inc.	58,200	8,183,502
Fiserv, Inc. (a)	34,800	4,142,592
MasterCard, Inc. Class A	25,252	8,990,975
Visa, Inc. Class A	152,888	32,370,976
		53,688,045
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc. (b)	144,274	19,275,006
ASML Holding NV	5,836	3,602,913
Intel Corp.	154,700	9,900,800
Lam Research Corp.	22,100	13,154,804
Qualcomm, Inc.	147,116	19,506,110
		65,439,633
Software - 5.3%
Microsoft Corp.	327,666	77,253,813
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	506,732	61,897,314

TOTAL INFORMATION TECHNOLOGY		258,278,805

MATERIALS - 5.0%
Chemicals - 1.1%
DuPont de Nemours, Inc.	167,328	12,931,108
Linde PLC	10,400	2,913,456
		15,844,564
Metals & Mining - 3.9%
Anglo American PLC (United Kingdom)	193,700	7,590,465
BHP Billiton Ltd. sponsored ADR (c)	392,570	27,240,432
Freeport-McMoRan, Inc.	664,000	21,865,520
		56,696,417

TOTAL MATERIALS		72,540,981

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	6,600	1,577,796
Simon Property Group, Inc.	42,700	4,857,979
		6,435,775
UTILITIES - 0.1%
Electric Utilities - 0.1%
Southern Co.	14,700	913,752
TOTAL COMMON STOCKS
(Cost $889,558,926)		1,398,508,189

Other - 0.3%
Other - 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $9,248,769)	7,127,347	3,879,514

Money Market Funds - 6.4%
Fidelity Cash Central Fund 0.06% (g)	38,619,211	38,626,935
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	55,003,347	55,008,848
TOTAL MONEY MARKET FUNDS
(Cost $93,635,783)		93,635,783
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $992,443,478)		1,496,023,486
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(34,630,768)
NET ASSETS - 100%		$1,461,392,718

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Applied Materials, Inc.	Chicago Board Options Exchange	142	$1,897,120	$140.00	6/18/21	$(122,120)
Bank of America Corp.	Chicago Board Options Exchange	1,636	6,329,684	40.00	4/16/21	(90,798)
General Electric Co.	Chicago Board Options Exchange	7,554	9,918,402	15.00	6/18/21	(290,829)
General Electric Co.	Chicago Board Options Exchange	3,724	4,889,612	17.00	6/18/21	(57,722)
JPMorgan Chase & Co.	Chicago Board Options Exchange	313	4,764,799	175.00	5/21/21	(24,101)
JPMorgan Chase & Co.	Chicago Board Options Exchange	353	5,373,719	160.00	5/21/21	(110,313)
Sysco Corp.	Chicago Board Options Exchange	348	2,740,152	90.00	5/21/21	(19,140)
The Walt Disney Co.	Chicago Board Options Exchange	196	3,616,592	220.00	5/21/21	(20,972)
U.S. Bancorp	Chicago Board Options Exchange	190	1,050,890	55.00	4/16/21	(29,925)
TOTAL WRITTEN OPTIONS						$(765,920)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $40,580,970.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,879,514 or 0.3% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$9,248,770

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,773
Fidelity Securities Lending Cash Central Fund	118,138
Total	$125,911

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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